UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Name of Fund)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE INFLATION – LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 117.5%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	37,801,312	$44,257,058
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	3,482,926	4,038,289
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,183,842	27,789,577
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,339,250	2,937,708
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	18,734,040	26,815,287
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	6,923,520	8,910,965
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	262,108	254,374
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,264,893	5,880,679
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	493,003	551,925
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,235,466	13,772,628
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	5,369,087	5,599,652
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	2,200,204	2,200,677	(i)
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	131,382,922	135,397,984	(h)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	42,018,850	42,762,374	(h)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	19,220,970	19,623,918	(h)
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	48,125,906	51,734,097	(h)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	81,861,702	87,482,245	(h)(i)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,032,319	14,727,900	(h)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	59,884,363	60,922,998	(h)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	67,266,979	67,818,770	(h)(i)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	28,910,632	29,778,327
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	29,703,909	30,928,423
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	13,369,448	13,415,412
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	8,061,693	8,129,604
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	12,297,567	12,566,097
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	169,323,907	177,016,292

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $865,458,340)				895,313,260

ASSET-BACKED SECURITIES - 1.1%
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.336%	10/27/32	8,331	7,954	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD2 2A1	0.836%	9/25/46	99,158	83,071	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-RP1 A	0.746%	5/25/46	5,299,003	4,467,788	(a)(b)
CSAB Mortgage-Backed Trust, 2007-1 3A30, IO	6.214%	5/25/37	12,643,577	3,518,821	(a)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	300,000	268,365	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,220,846)				8,345,999

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Banc of America Funding Corp., 2015-R2 4A2	0.673%	9/29/36	13,499,071	6,315,837	(a)(b)
Banc of America Funding Corp., 2015-R2 5A2	0.688%	9/29/36	8,587,196	3,654,959	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	2,584,062	2,041,409	(a)
Citigroup Mortgage Loan Trust Inc., 2007-6 2A5, IO	6.214%	5/25/37	8,944,001	3,751,001	(a)
Countrywide Alternative Loan Trust, 2004-33 1A1	3.008%	12/25/34	5,087	4,984	(a)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.820%	12/25/34	5,655	5,525	(a)
Countrywide Alternative Loan Trust, 2005-22T1 A2, IO	4.634%	6/25/35	4,615,139	824,812	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,490,000	2,931,848
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	3,440,000	3,327,155	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,310,000	3,046,419	(a)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.189%	3/15/17	7,740,000	7,500,060	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2B	1.270%	9/19/44	26,675	23,745	(a)

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.806%	2/25/37	152,591	$70,321	(a)
GSR Mortgage Loan Trust, 2007-2F 4A1	0.736%	3/25/37	15,287,992	7,731,050	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	2,750,000	2,337,500	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.007%	2/15/51	550,000	530,062	(a)
JPMorgan Reremic, 2015-1 1A3	0.587%	12/27/36	11,120,000	6,053,463	(a)(b)
Lehman Mortgage Trust, 2006-5 2A2, IO	6.714%	9/25/36	8,278,062	3,196,534	(a)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.314%	12/25/36	1,725,165	560,651	(a)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.794%	1/25/37	5,200,602	1,880,906	(a)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.254%	2/25/37	9,800,384	3,258,038	(a)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.234%	5/25/37	8,179,435	2,874,927	(a)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.419%	6/25/37	143,616	92,847	(a)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.164%	6/25/36	2,936,032	579,314	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.612%	11/15/48	5,912,000	3,905,104	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $67,617,958)				66,498,471

CORPORATE BONDS & NOTES - 11.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,735,000	2,803,375	(b)

Textiles, Apparel & Luxury Goods - 0.0%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	220,000	214,500	(b)

TOTAL CONSUMER DISCRETIONARY				3,017,875

CONSUMER STAPLES - 0.5%
Food Products - 0.3%
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	2,400,000	2,412,000	(c)

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,800,000	1,372,500

TOTAL CONSUMER STAPLES				3,784,500

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,000,000	385,000
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,250,000	1,777,500
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	2,000,000	1,515,000	(b)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,850,000	377,625	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	8,668,000	6,609,350
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	1,000,000	170,000	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	500,000	359,500
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,410,000	1,226,700
Rice Energy Inc., Senior Notes	7.250%	5/1/23	890,000	778,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	2,260,000	1,774,100
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	5,220,000	3,614,850
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,000,000	1,330,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	8,980,000	6,039,050
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,660,000	1,103,900

TOTAL ENERGY				27,061,325

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.4%
Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,610,000	$1,489,250

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,670,000	1,619,900	(b)

TOTAL FINANCIALS				3,109,150

HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.5%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	3,300,000	2,920,500	(b)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,180,000	1,085,600

Total Health Care Equipment & Supplies				4,006,100

Health Care Providers & Services - 2.8%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,840,000	2,399,800
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	5,077,000	5,007,191
Kindred Healthcare Inc., Senior Notes	8.000%	1/15/20	1,950,000	1,935,375
Kindred Healthcare Inc., Senior Notes	8.750%	1/15/23	350,000	335,125
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	12,670,000	11,719,750

Total Health Care Providers & Services				21,397,241

TOTAL HEALTH CARE				25,403,341

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	4,720,000	4,413,200	(b)(d)

Airlines - 0.0%
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	380,379	376,575

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,500,000	1,500,000	(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	610,000	497,150	(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,050,000	903,000	(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	631,000	350,205	(b)

Total Construction & Engineering				3,250,355

Electrical Equipment - 0.4%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	3,000,000	2,700,000	(b)(e)

Machinery - 0.1%
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	480,000	474,000	(b)

TOTAL INDUSTRIALS				11,214,130

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	3,670,000	3,449,800

Internet Software & Services - 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	820,000	820,000	(b)(e)

TOTAL INFORMATION TECHNOLOGY				4,269,800

MATERIALS - 1.0%
Chemicals - 0.5%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	3,719,000	3,607,430	(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	460,000	328,900	(b)

Total Chemicals				3,936,330

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction Materials - 0.1%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000		$272,000	(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	370,000		242,350	(b)

Total Construction Materials					514,350

Containers & Packaging - 0.2%
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	850,000		760,750	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	970,000		853,600	(b)

Total Containers & Packaging					1,614,350

Metals & Mining - 0.2%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	926,000		692,185	(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	830,000		666,075
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	710,000		502,325

Total Metals & Mining					1,860,585

TOTAL MATERIALS					7,925,615

TOTAL CORPORATE BONDS & NOTES (Cost - $91,577,588)					85,785,736

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.8%
Germany - 5.8%
Bundesrepublik Deutscheland, Inflation Linked Bond	0.100%	4/15/26	31,893,554	EUR	39,639,031	(c)
Bundesrepublik Deutscheland, Inflation Linked Bond	0.100%	4/15/46	3,221,320	EUR	4,274,253	(c)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $41,189,353)					43,913,284

SENIOR LOANS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (Cost - $1,200,688)	6.500%	10/28/20	1,306,800		826,551	(f)(g)

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.0%
PowerShares DB Commodity Index Tracking Fund (Cost - $15,486,291)			1,160,100		15,417,729	*

PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
General Finance Corp. (Cost - $1,360,000)	8.125%		54,400		1,224,544

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Put @ $118.50 (Cost - $328,993)		4/22/16	1,536		12,001

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,092,440,057)					1,117,337,575

			SHARES
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $26,781,690)	0.225%		26,781,690		26,781,690

TOTAL INVESTMENTS - 150.1% (Cost - $1,119,221,747#)					1,144,119,265
Liabilities in Excess of Other Assets - (50.1)%					(381,909,775)

TOTAL NET ASSETS - 100.0%					$762,209,490

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and purchased & written options.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
IO	— Interest Only

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/22/16	$118.00	768	$6,000
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.00	513	400,782
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	163.00	33	30,422

TOTAL WRITTEN OPTIONS (Premiums received - $355,401)				$437,204

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$895,313,260	—	$895,313,260
Asset-Backed Securities	—	8,345,999	—	8,345,999
Collateralized Mortgage Obligations	—	66,498,471	—	66,498,471
Corporate Bonds & Notes	—	85,785,736	—	85,785,736
Non-U.S. Treasury Inflation Protected Securities	—	43,913,284	—	43,913,284
Senior Loans	—	826,551	—	826,551
Investments in Underlying Funds	$15,417,729	—	—	15,417,729
Preferred Stocks	1,224,544	—	—	1,224,544
Purchased Options	12,001	—	—	12,001

Total Long-Term Investments	$16,654,274	$1,100,683,301	—	$1,117,337,575

Short-Term Investments†	26,781,690	—	—	26,781,690

Total Investments	$43,435,964	$1,100,683,301	—	$1,144,119,265

Other Financial Instruments:
Futures Contracts	$5,485,073	—	—	$5,485,073
Forward Foreign Currency Contracts	—	$2,022,064	—	2,022,064

Total Other Financial Instruments	$5,485,073	$2,022,064	—	$7,507,137

Total	$48,921,037	$1,102,705,365	—	$1,151,626,402

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$437,204	—	—	$437,204
Futures Contracts	3,507,884	—	—	3,507,884
Forward Foreign Currency Contracts	—	$4,160,445	—	4,160,445
OTC Total Return Swaps‡	—	1,108,245	—	1,108,245

Total	$3,945,088	$5,268,690	—	$9,213,778

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,846,070
Gross unrealized depreciation	(12,948,552)

Net unrealized appreciation	$24,897,518

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Bank of America	0.70%	1/20/2016	7/13/2016	$31,706,250	U.S. Treasury inflation protected securities	$31,941,760
Morgan Stanley	0.70%	1/15/2016	7/13/2016	129,408,000	U.S. Treasury inflation protected securities	132,048,979
					Cash	1,440,323
Morgan Stanley	0.72%	2/17/2016	8/17/2016	204,731,250	U.S. Treasury inflation protected securities	208,909,439
					Cash	2,278,677

				$365,845,500		$376,619,178

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	4,374	12/17	$1,077,399,214	$1,082,182,275	$4,783,061
U.S. Treasury 10-Year Notes	506	6/16	65,275,644	65,977,656	702,012
U.S. Treasury Ultra Long-Term Bonds	1	6/16	173,917	172,531	(1,386)

					5,483,687

Contracts to Sell:
90-Day Eurodollar	1,283	12/16	317,810,967	318,103,812	(292,845)
90-Day Eurodollar	5,009	12/18	1,234,332,510	1,235,970,750	(1,638,240)
U.S. Treasury 5-Year Notes	251	6/16	30,244,684	30,412,180	(167,496)
U.S. Treasury Long-Term Bonds	763	6/16	124,057,895	125,465,812	(1,407,917)

					(3,506,498)

Net unrealized appreciation on open futures contracts					$1,977,189

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,230,000	USD	2,452,086	Bank of America N.A.	4/12/16	$86,063
INR	503,530,000	USD	7,478,539	Bank of America N.A.	4/12/16	113,892
TWD	616,870,000	USD	19,199,191	Bank of America N.A.	4/12/16	(31,320)
USD	95,967	EUR	87,001	Bank of America N.A.	4/12/16	(3,057)
USD	153,322	EUR	141,001	Bank of America N.A.	4/12/16	(7,163)
USD	15,012,336	NOK	127,630,000	Barclays Bank PLC	4/12/16	(411,431)
USD	7,453,185	ZAR	114,270,000	Barclays Bank PLC	4/12/16	(274,619)
CAD	19,930,000	USD	15,357,231	Citibank N.A.	4/12/16	(11,293)
GBP	5,270,892	EUR	6,720,000	Citibank N.A.	4/12/16	(78,095)
GBP	20,000,000	USD	28,619,300	Citibank N.A.	4/12/16	106,371
GBP	30,697	USD	43,903	Citibank N.A.	4/12/16	186
ILS	43,790,000	USD	11,293,068	Citibank N.A.	4/12/16	365,672
USD	690,820	CAD	992,660	Citibank N.A.	4/12/16	(73,520)
USD	14,192,858	CAD	18,940,000	Citibank N.A.	4/12/16	(390,788)

Notes to Schedule of Investments (unaudited) (continued)

USD	29,405,032	GBP	20,360,000	Citibank N.A.	4/12/16	162,299
USD	18,896,309	TWD	616,870,000	Citibank N.A.	4/12/16	(271,562)
NZD	22,703,706	USD	15,056,644	Bank of America N.A.	5/13/16	604,026
USD	15,402,597	NZD	23,371,617	Bank of America N.A.	5/13/16	(718,788)
AUD	10,596,199	USD	7,549,611	Citibank N.A.	5/13/16	558,348
EUR	920,001	USD	1,032,784	Citibank N.A.	5/13/16	15,307
EUR	16,868	USD	19,106	Citibank N.A.	5/13/16	111
USD	7,363,794	AUD	10,583,585	Citibank N.A.	5/13/16	(734,514)
USD	24,332,357	EUR	21,533,631	Citibank N.A.	5/13/16	(199,353)
USD	208,563	EUR	185,001	Citibank N.A.	5/13/16	(2,196)
USD	190,756	EUR	170,001	Citibank N.A.	5/13/16	(2,914)
USD	19,066,617	EUR	17,362,774	Citibank N.A.	5/13/16	(713,536)
USD	2,774,269	EUR	2,445,043	UBS AG	5/13/16	(11,193)
USD	19,199,191	TWD	616,870,000	Bank of America N.A.	7/14/16	9,789
USD	11,325,034	KRW	13,241,230,000	Citibank N.A.	7/14/16	(225,103)

Total						$(2,138,381)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†		PERIODIC PAYMENTS RECEIVED BY THE FUND‡		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$67,940,000	1/27/20	1.925	%*	CPURNSA	*	—	$(556,317)
Barclays Capital Inc.	67,940,000	1/28/20	1.955	%*	CPURNSA	*	—	(551,928)

Total	$135,880,000						—	$(1,108,245)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	May 20, 2016

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016